Land-Use Rights, Net - Schedule of Land-Use Rights, Net (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Land-Use Rights, Net [Abstract]
Land-use rights	$ 2,439,811	$ 2,394,453
Less: accumulated amortization	(356,755)	(326,178)
Land-use rights, net	$ 2,083,056	$ 2,068,275